Derivative Financial Instruments - Effect of Derivative Instruments on Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	$ 0	$ (980)	$ (7,241)
Amount reclassified from accumulated OCI into income		13,433	20,449
Interest expense, net of amounts capitalized [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from accumulated OCI into income		12,674	20,154
Operating Costs [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from accumulated OCI into income		759	295
Natural gas swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)		(533)	(521)
Natural gas swaps [Member] | Other gains (losses), net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net			202
Interest rate swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)		$ (447)	$ (6,720)